Financial assets and other receivables	12 Months Ended
Dec. 31, 2019
Other financial assets
Financial assets and other receivables

10.  Financial assets and other receivables

The company’s financial assets and their classification under IFRS 9 are as follows:

		2019 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	2,618	5,544	—	8,162
Receivables from related parties	23	5,202	—	—	5,202
Trade receivables	10.2	232,479	—	—	232,479
Other receivables	10.2	10,889	—	—	10,889
Cash and cash equivalents		94,852	—	—	94,852
Restricted cash		28,323	—	—	28,323
Total financial assets		374,363	5,544	—	379,907

		2018 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,264	69,602	—	72,866
Receivables from related parties	23	16,514	—	—	16,514
Trade receivables	10.2	70,755	—	—	70,755
Other receivables	10.2	7,784	—	—	7,784
Cash and cash equivalents		216,647	—	—	216,647
Total financial assets		314,964	69,602	—	384,566

a.	As of year ended December 31, 2019, Cash and cash equivalents and restricted cash comprise the following:

	2019	2018
	US$'000	US$'000
Cash and cash equivalents	94,852	216,647
Current restricted cash presented as Cash	28,323	—
Escrow: Hydro-electric assets sale	5,617	—
ABL	22,500	—
Others	206	—
Total	123,175	216,647

The escrow was constituted in August 30, 2019, in consideration of FAU sale; under agreement terms, the Purchaser and the Seller deposited in a restricted bank account a part of the share purchase price, guaranteeing any compensation to the purchaser for any claim under the contract. In relation to the ABL Restricted cash, the amount constituted is fixed by agreement as liquidity covenants, see “Note 16”.

10.1 Other financial assets

At December 31, 2019, other financial assets comprise the following:

	2019
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	2,618	—	2,618
Listed equity securities	—	5,544	5,544
Total	2,618	5,544	8,162

Listed equity securities comprises investments held by Globe Argentina Metales in Pampa Energía.

At December 31, 2018, other financial assets comprise the following:

	2018
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,264	—	3,264
Listed equity securities	—	2,523	2,523
Debt investments at fair value through profit or loss	67,079	—	67,079
Total	70,343	2,523	72,866

Debt instruments at fair value through profit or loss  comprise an investment in subordinated loan notes issued by a special purpose entity that has purchased accounts receivable from the Company pursuant to a securitization program (see ‘Securitization of trade receivables’ below). There is no equivalent amount at December 31, 2019 as the Irish SPE (see‘Securitization of trade receivables’) is now consolidated and the investment in subordinated loan notes were eliminated on consolidation.

Securitization of trade receivables

On July 31, 2017, the Company entered into an accounts receivable securitization program (the “Program”) where trade receivables generated by the Company’s subsidiaries in the United States, Canada, Spain and France were sold to Ferrous Receivables DAC, a special purpose entity domiciled and incorporated in Ireland (the “SPE”). As sales of the Company’s products to customers occurred, eligible trade receivables were sold to the SPE at an agreed upon purchase price. Part of the consideration was received upfront in cash and part was deferred in the form of senior subordinated and junior subordinated loans notes issued by the SPE to the selling entities.

The SPE purchased the receivables at a slight discount to invoice value in order to pay certain expenses and fees related to the receivables including the costs of servicing the portfolio, the costs servicing the debt incurred to fund the purchase and any administrative costs. This discount was sized to adequately to cover any and all expenses required of the SPE.

At December 31, 2018, up to $303,000 thousand of upfront cash consideration could be provided by the SPE under the Program, financed by ING Bank N.V. (“ING”), as senior lender and Finacity Capital Management Inc. (“Finacity”), as intermediate subordinated lender and control party. In respect of trade receivables outstanding at December 31, 2018, the SPE provided upfront cash consideration of approximately $227,360 thousand.

On October 11, 2019, the Company’s subsidiaries in the United States and Canada repurchased all outstanding receivables that had they had previously sold to the SPE so that they could form part of the borrowing base for the North American asset-based revolving credit facility (the “ABL Revolver”).

During 2019, following certain termination events under the Program, ING’s senior loan commitments were reduced to $75,000 thousand and the Company and ING agreed the Program would terminate during the fourth quarter of 2019, unless otherwise refinanced.

On December 10, 2019, the Company refinanced the Program and amended and restated its terms. The SPE repaid the remaining senior loans to ING with the proceeds of new senior loans issued by an affiliate of Sound Point Capital Management LP. The new senior lender’s commitments under the amended and restated securitization program are $150,000 thousand, of which $104,130 was drawn at December 31, 2019. Finacity remains an intermediate subordinated lender and the Company’s European subsidiaries continue as senior subordinated and junior subordinated lenders as well as having a new interest in the senior and intermediate subordinated loan tranches. The Program has a two-year term until December 10, 2021.

Judgements relating to the consolidation of the SPE

The Company does not own shares in the SPE or have the ability to appoint its directors. In determining whether to consolidate the SPE, the Company has evaluated whether it has control over the SPE, in particular, whether it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Receivables are sold to the SPE under a true sale opinion with legal interest transferred from the Company to the SPE. While the sale of receivables to the SPE is without credit recourse, the Company continues to be exposed to the variable returns from its involvement in the SPE as it is exposed to credit risk as a subordinated lender to the SPE and it earns a variable amount of remuneration as master servicer of the receivables, as well as any excess return from additional service fee, including the loss or gain due to the effect of foreign exchange rates.

As master servicer, Ferroglobe is responsible for the cash collection and management of any impaired receivables. Finacity, in addition to being intermediate subordinated lender, is the backup servicer and has the unilateral right to remove Ferroglobe as master servicer and manage impaired receivables. Until September 5, 2019, this right was considered to be substantive and therefore that Finacity had power and control over the SPE and that the SPE was not consolidated by Ferroglobe. Considering the risk exposure for each lender at September 5, 2019 and subsequently, including under the amended and restated program effective December 10, 2019, it is not considered that Finacity has a risk exposure such as to be considered substantive. Therefore, Ferroglobe is now considered to have control over the SPE as it is exposed to variable returns and has the ability to affect those returns through its power over the investee. Accordingly, Ferroglobe has consolidated the SPE with effect from September 5, 2019.

As a result of consolidating the SPE, the trade receivables purchased by the SPE are included in the Company’s consolidated statement of financial position, along with loans (see Note 16) and cash held by the SPE.

Transactions with the SPE prior to consolidation

Prior to the consolidation of the SPE on September 5, 2019, Company sold approximately $1,127 million of trade receivables to the SPE during the year ended December 31, 2019 (2018: approximately $2,059 million). The loss on transfer of the receivables, or purchase discount, which equates to difference between the carrying amount of the receivable and the purchase consideration, was $12,210 thousand and has been recognized within finance costs in the consolidated income statement (2018: $22,647 thousand).

As a lender to the SPE, the Company earned interest on its senior subordinated and junior subordinated loan receivables. During the year ended December 31, 2019, the Company earned interest of $1,130 thousand in respect of these loan receivables, recognized within finance income in the consolidated income statement (2018: $3,403 thousand).

The Company is engaged as master servicer to the SPE whereby the Company is responsible for the cash collection, reporting and cash application of the sold receivables. As master servicer, the Company earns a fixed rate management fee due to the percentage but depends on the volume of assets and an additional servicing fee which entitles the Company to a residual interest upon monthly liquidation of the SPE. The additional servicing fee will only be paid out on monthly liquidation of the SPE and from any excess cash flows remaining after all lenders to the SPE have been repaid. This results in the Company being exposed to variable returns. During the year ended December 31, 2019, the Company earned fixed-rate servicing fees of $1,531 thousand (2018: $2,961 thousand) and additional servicing fees of $4,790 thousand (2018: $11,174 thousand).

Restrictions on the use of group assets

At December 31, 2019, the SPE held cash of $38,778 thousand and this is consolidated by the Company and included in the cash and cash equivalents balance (2018: the SPE was not consolidated). Cash held by the SPE can be used to repay the SPE’s borrowings (see Note 16), pay interest and expenses incurred by the SPE, purchase new trade receivables from the Ferroglobe entities participating in the Program and repay loan notes issued to Ferroglobe entities, subject to continuing to meet the Program’s collateral and minimum liquidity requirements. At December 31, 2019, $3,448 thousand of cash held by the SPE was available to repay subordinated loan notes to Ferroglobe entities and therefore available for use by the wider group.

At December 31, 2019, the SPE held trade receivables of $90,108 thousand and these were consolidated by the Company (2018: the SPE was not consolidated). The proceeds from the collection of the SPE’s receivables can be used to repay the SPE’s borrowings.

	Amount	Interest
	US$'000	Rate	Currency
Senior Subordinated Loan	—	0%	U.S. Dollars
Junior Subordinated Loan	—	0%	U.S. Dollars

10.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2019	2018
	US$'000	US$'000
Trade receivables	237,022	75,719
Less – allowance for doubtful debts	(4,543)	(4,964)
	232,479	70,755
Tax receivables(1)	45,948	60,851
Government grant receivables	19,748	16,606
Other receivables	10,889	7,784
Total	309,064	155,996
(1)

“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2019 and 2018 were as follows:

Allowance
US$'000
Balance at January 1, 2018	17,346
Impairment losses recognized	3,190
Amounts written off as uncollectible	(15,118)
Exchange differences	(454)
Balance at December 31, 2018	4,964
Impairment losses recognized	2,517
Amounts written off as uncollectible	(100)
Changes in the scope of consolidation	(2,750)
Exchange differences	(88)
Balance at December 31, 2019	4,543

Government grants

The Company has been awarded government grants in relation to its operations in France, Spain and Norway, including grants in relation to the compensation of costs associated with the emission of CO2.

During the year ended December 31, 2019, the Company recognized $33,327 thousand of income related to government grants, of which $33,327 thousand was deducted against the related expense in cost of sales (2018: $26,369 thousand of income, of which $18,923 thousand was deducted against the related expense in cost of sales and $7,446 thousand was recognized as other operating income). The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.

At December 31, 2019,  no factoring arrengements were in place. At December 31, 2018, the carrying amounts of the government grant receivables include receivables which were subject to a factoring arrangement. Under this arrangement, the Company transferred receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Company has retained late payment and credit risk. The Company therefore continues to recognise the transferred assets in their entirety in its balance sheet. The amount repayable under the factoring agreement is presented as secured borrowing. At December 31, 2018, the carrying amount of both the factored receivables and the secured borrowings was $6,913 thousand.

Factoring of other receivables

The Company has no factoring without recourse arrangements for receivables as of December 31, 2019. There were $6,102 thousand of factored receivables outstanding as of December 31, 2018. These factoring arrangements transfer substantially all the economic risks and rewards associated with the ownership of accounts receivable to a third party and therefore are accounted for by derecognizing the accounts receivable upon receiving the cash proceeds of the factoring arrangement.